RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS
Type of transaction	2024	2023	2022
	$	$	$
Consulting fees	216,000	216,000	168,000
Management fees	216,000	216,000	168,000
Professional fees	128,400	128,400	124,200
Share-based compensation	433,848	495,348	151,088
	994,248	1,055,748	611,288